Shareholders' Equity (Details) ¥ in Thousands		12 Months Ended
	Oct. 12, 2021 shares	Mar. 31, 2022 JPY (¥) item shares	Mar. 31, 2021 JPY (¥) shares	Nov. 14, 2021 shares	Nov. 13, 2021 shares	Oct. 11, 2021 shares
Class of Stock
Common shares authorized		80,000,000	80,000,000
Common Stock, Shares, Outstanding		20,004,000	20,004,000
The Company's Act
Class of Stock
Percentage of dividends appropriated as legal reserve		10.00%
Legal reserve threshold, percentage of outstanding common shares		25.00%
Reduction in common share capital | ¥			¥ 125,636
Reduction in additional paid in capital | ¥			¥ 135,399
Transfers to reduce accumulated deficit | ¥		¥ 261,035
Common Stock
Class of Stock
Common shares authorized		80,000,000
Voting rights per common share | item		1
Common Stock, Shares, Outstanding		20,004,000
Percentage of proceeds allocated to common share account		50.00%
Common Stock | 1500-for-one Stock Split
Class of Stock
Stock split conversion ratio	1,500
Common shares authorized	40,000,000					10,000,000
Common Stock | 2-for-one Stock Split
Class of Stock
Common shares authorized				80,000,000	40,000,000
Common shares authorized after stock splits				2